Commitments - Non-cancellable Operating Lease Rentals (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	7.5	7.6
Less than one year
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	1.9	2.1
Between one and three years
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	3.5	3.6
Between three and five years
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	2.0	1.9
More than five years
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	0.1	—